Document and Entity Information	Sep. 10, 2026
Cover [Abstract]
Entity Registrant Name	TuHURA Biosciences, Inc./NV
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001498382
Document Type	8-K
Document Period End Date	Sep. 10, 2026
Entity Incorporation State Country Code	NV
Entity File Number	001-37823
Entity Tax Identification Number	99-0360497
Entity Address, Address Line One	10500 University Center Dr.
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33612
City Area Code	(813)
Local Phone Number	875-6600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	HURA
Entity Emerging Growth Company	false